Crypto assets (Details Narrative) - EDGEAI Tokens [Member] - Integer	Jan. 06, 2026	Jun. 30, 2026	Dec. 31, 2025
Crypto Asset, Holding [Line Items]
Quantity		157,453,325	157,453,325
Termination of Staking Agreement [Member]
Crypto Asset, Holding [Line Items]
Quantity	157,453,325
Termination of Staking Agreement [Member] | Minimum [Member]
Crypto Asset, Holding [Line Items]
Crypto asset floating annualized yield	3.50%
Termination of Staking Agreement [Member] | Maximum [Member]
Crypto Asset, Holding [Line Items]
Crypto asset floating annualized yield	8.00%